Other receivables and assets (Tables)	12 Months Ended
Dec. 31, 2017
Other receivables and assets [abstract]
Other receivables and assets
	As at 31 December
	2017	2016
Prepayments for inventories	387,335	252,389
Prepaid income tax	150,838	141,423
Prepayments for pre-construction cost	-	885,051
Prepayments for capacity quota	-	303,399
Others	181,913	121,810
Total prepayments	720,086	1,704,072

Less: provision for doubtful accounts	4,638	-

Total prepayments, net	715,448	1,704,072

Dividends receivable	273,897	861,408
Receivables from sales of fuel	290,040	-
Others	1,528,855	908,296
Subtotal other receivables	2,092,792	1,769,704

Less: provision for doubtful accounts	29,241	28,961

Total other receivables, net	2,063,551	1,740,743
Profit compensation from Huaneng Group (Note 40)	615,013	-
VAT recoverable	2,607,505	2,008,955
Designated loan to a joint venture	80,000	80,000

Gross total	6,115,396	5,562,731

Net total	6,081,517	5,533,770

Gross amounts of other receivables denominated in currencies
	As at 31 December
	2017	2016
RMB	1,966,971	1,635,051
S$ (RMB equivalent)	76,529	95,816
US$ (RMB equivalent)	49,292	38,837
Total	2,092,792	1,769,704

Movements of other receivables provision for doubtful accounts
	2017	2016	2015
Beginning of the year	(28,961)	(27,957)	(29,644)
Provision	(5,890)	(1,011)	(9)
Reversal/write-off	972	7	1,696

End of the year	(33,879)	(28,961)	(27,957)

Ageing analysis of other receivables fully recoverable
	As at 31 December
	2017	2016
Within 1 year	61,189	42,103
Between 1 to 2 years	1,360	2,683
Between 2 to 3 years	1,130	847
Over 3 years	76,376	67,476
Total	140,055	113,109

Ageing analysis of other receivables not expected to be recovered
	As at 31 December
	2017	2016
Within 1 year	7,535	752
Between 1 to 2 years	10	912
Between 2 to 3 years	463	285
Over 3 years	33,402	34,263

Total	41,410	36,212